Stockholders' Equity - Preferred Stock Outstanding (Parentheticals) - (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Shares designated	10,000,000	10,000,000	10,000,000
Shares issued	1,105,155	1,105,155	1,816,289
Shares outstanding	1,105,155	1,105,155	1,816,289
Cumulative preferred dividends	$ 586	$ 361	$ 436
Cumulative Convertible Preferred Stock | Series A Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001
Shares designated	500,000	500,000
Shares issued	269,608	269,608
Shares outstanding	269,608	269,608
Liquidation preference	975	975
Cumulative preferred dividends	344	285
Cumulative Convertible Preferred Stock | Series B Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001
Shares designated	500,000	500,000
Shares issued	131,347	131,347
Shares outstanding	131,347	131,347
Liquidation preference	380	380
Cumulative preferred dividends	85	62
Cumulative Convertible Preferred Stock | Series D Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001
Shares designated	4,000,000	4,000,000
Shares issued	704,200	704,200
Shares outstanding	704,200	704,200
Liquidation preference	7,042	7,042
Cumulative preferred dividends	157	14
Preferred stock, issuance costs	$ 1,374	$ 1,374